Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2007-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 4-28-2007	PAGE 1

A.	DATES			Begin		End	# days

1	Determination Date					5/17/2007
2	Payment Date					5/21/2007
3	Collection Period			4/1/2007		4/28/2007	28
4	Monthly Interest Period - Actual/360			4/20/2007		5/20/2007	31
5	Monthly Interest - 30/360						30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment		Ending Balance	Note Factor
6	Class A-1 Notes	325,000,000.00	169,737,429.68	43,587,605.32		126,149,824.36	0.3881533
7	Class A-2 Notes	387,000,000.00	387,000,000.00	—		387,000,000.00	1.0000000
8	Class A-3 Notes	203,000,000.00	203,000,000.00	—		203,000,000.00	1.0000000
9	Class A-4 Notes	283,571,000.00	283,571,000.00	—		283,571,000.00	1.0000000

10	Total Securities	$1,198,571,000.00	$1,043,308,429.68	$43,587,605.32		$999,720,824.36

11	Overcollateralization	24,461,105.57	24,461,105.57			24,461,105.57
12	Adjusted Pool Balance	1,223,032,105.57	1,067,769,535.25	43,587,605.32		1,024,181,929.93
13	YSOC	$52,725,977.16	$45,505,413.50			$43,251,794.27

14	Net Pool Balance	$1,275,758,082.73	$1,113,274,948.75	$43,587,605.32		$1,067,433,724.20

				Per $1000		Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount		Payment Due	Face Amount
15	Class A-1 Notes	5.3172%	777,176.77		4.5787000	44,364,782.09	261.3730052
16	Class A-2 Notes	5.2900%	1,706,025.00		4.4083333	1,706,025.00	4.4083333
17	Class A-3 Notes	5.2000%	879,666.67		4.3333333	879,666.67	4.3333333
18	Class A-4 Notes	5.3200%	1,299,070.26		4.5811111	1,299,070.26	4.5811111

	Total Securities		4,661,938.69			48,249,544.01

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received						29,305,505.77
20	Scheduled Interest Payments Received						4,429,960.20
21	Prepayments of Principal Received						495,084.74
22	Liquidation Proceeds						15,644,150.07
23	Recoveries Received						242,336.53
24	Other Payments Received to Reduce Principal						—

25	Subtotal: Total Collections						50,117,037.31

26	Repurchased Receivables						—
27	Net Swap Receipt Class A-4 Notes						82,786.98
28	Swap Replacements Proceeds
29	Reserve Account Excess Amount (Item 93)						39,050.38

30	Total Available Funds, prior to Servicer Advances						50,238,874.67

31	Servicer Advance (Item 76)						—

32	Total Available Funds + Servicer Advance						50,238,874.67
33	Reserve Account Draw Amount (Item 79)						—

34	Total Available Funds + Servicer Advance and Reserve Account Draw Amount						50,238,874.67

D.	DISTRIBUTIONS

	Distribution Summary:
35	Prior Advance Reimbursement (Item 82)						—
36	Servicing Fees (Item 46)						889,807.95
37	Net Swap Payment Class A-4 Notes						—
38	Senior Swap Termination Payment (paid pro rata with Class A Noteholder Interest payment)						—
39	Class A Noteholder Interest (Item 55 - paid pro rata with Senior Swap Termination Payment)						4,661,938.69
40	Principal Distribution Amount (Item 80)						43,587,605.32
41	Amount Paid to Reserve Account to Reach Specified Balance						—
42	Subordinated Swap Termination Payments						—
43	Other Amounts Paid to Trustees						—
44	Certificateholders Principal Distribution Amount						—

45	Remaining Funds to Seller						1,099,522.71

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 4-28-2007	PAGE 2

	Distribution Detail:	Due	Shortfall	Paid

46	Servicing Fees	889,807.95	—	889,807.95

	Pro rata:
47	Class A-1 Interest	777,176.77	—	777,176.77
48	Class A-2 Interest	1,706,025.00	—	1,706,025.00
49	Class A-3 Interest	879,666.67	—	879,666.67
50	Class A-4 Interest	1,299,070.26	—	1,299,070.26
51	Class A-1 Interest Carryover Shortfall	—	—	—
52	Class A-2 Interest Carryover Shortfall	—	—	—
53	Class A-3 Interest Carryover Shortfall	—	—	—
54	Class A-4 Interest Carryover Shortfall	—	—	—

55	Class A Noteholder Interest	4,661,938.69	—	4,661,938.69

E.	CALCULATIONS

	Calculation of Principal Distribution Amount:
56	Beginning Adjusted Pool Balance			1,067,769,535.25
57	Beginning Net Pool Balance		1,113,274,948.75
58	Receipts of Scheduled Principal		(29,305,505.77)
59	Receipts of Prepaid Principal		(495,084.74)
60	Liquidation Proceeds		(15,644,150.07)
61	Other Collections of Principal		—
62	Principal Amount of Repurchases		—
63	Principal Amount of Defaulted Receivables		(396,483.97)

64	Ending Net Pool Balance		1,067,433,724.20
65	Yield Supplement Overcollateralization Amount		43,251,794.27

66	Adjusted Pool Balance		1,024,181,929.93
67	Less: Adjusted Pool Balance - End of Collection Period			1,024,181,929.93

68	Calculated Principal Distribution Amount			43,587,605.32

	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 30)			50,238,874.67
70	Less: Prior Advance Reimbursement (Item 35)			—
71	Less: Servicing Fees Paid (Item 36)			889,807.95
72	Less: Interest Paid to Noteholders and Swap Counterparties (Items 37, 38 and 39)			4,661,938.69
73	Less: Calculated Principal Distribution (Item 68)			43,587,605.32

74	Equals: Remaining Available Funds before Servicer Advance			1,099,522.71
75	Monthly Loan Payments Due on Included Units but not received (N/A if Item 74 > 0)			N/A

76	Servicer Advance (If Item 74 < 0, lesser of Item 74 and Item 75, else 0)			—

	Calculation of Reserve Account Draw Amount:
77	Remaining Available Funds, before Reserve Account Draw (Item 74 plus Item 76)			1,099,522.71
78	Available Funds Shortfall Amount (If Item 77 < 0, Item 77, else 0)			—

79	Reserve Account Draw Amount (If Item 78 is > 0, Lesser of Reserve Acct Balance and Item 78)			—

80	Principal Distribution Amount (Item 68 - Available Funds Shortfall + Reserve Account Draw Amt)			43,587,605.32

	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance			—
82	Less: Prior Advance Reimbursement			—
83	Plus: Additional Servicer Advances for Current Period			—

84	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT

	Reserve Account Balances:
85	Specified Reserve Account Balance, If reduction trigger (Item 110) = yes then $3,057,580.26 else $9,172,740.79	9,172,740.79
86	Initial Reserve Account Balance	3,057,580.26

87	Beginning Reserve Account Balance	9,172,740.79
88	Plus: Net Investment Income for the Collection Period	39,050.38

89	Subtotal: Reserve Fund Available for Distribution	9,211,791.17
90	Plus: Deposit of Excess Available Funds (Item 41)	—
91	Less: Reserve Account Draw Amount (Item 79)	—

92	Subtotal Reserve Account Balance	9,211,791.17
93	Less: Reserve Account Excess Amount to Available Funds (If Item 92 > Item 85)	39,050.38

94	Equals: Ending Reserve Account Balance	9,172,740.79

95	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

Volkswagen Auto Loan Enhanced Trust 2007-1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 4-28-2007	PAGE 3

G.	POOL STATISTICS

	Collateral Pool Balance Data:	Initial	Current

96	Net Pool Balance	1,275,758,083	1,067,433,724
97	Number of Current Contracts	96,284	88,532
98	Weighted Average Loan Rate	5.26%	5.37%
99	Average Remaining Term	46.5	44.1
100	Average Original Term	60.6	61.0
101	Monthly Prepayment Rate		1.2%

			Outstanding
	Net Credit Loss and Repossession Activity:	Units	Principal Balance

102	Aggregate Outstanding Principal Balance of Charged Off Receivables	21	396,484
103	Liquidation Proceeds on Related Vehicles		—
104	Recoveries Received on Receivables Previously Charged Off		242,337

105	Net Principal Losses for Current Collection Period	21	154,147

106	Beginning Net Principal Losses	73	1,352,071
107	Net Principal Losses for Current Collection Period	21	154,147

108	Cumulative Net Principal Losses	94	1,506,219

109	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,275,758,082.73)		0.12%

110	Reduction Trigger met? August 2008 payment date Cumulative Net Loss Ratio < ..60% or February 2009 payment date Cumulative Net Loss Ratio < .80%		N/A

				Outstanding
	Delinquencies Aging Profile - End of Period:	Percentage	Units	Principal Balance

111	Current	99.28%	87,944	1,059,719,877
112	31 - 60 Days Delinquent	0.67%	502	7,124,293
113	61 - 90 Days Delinquent	0.06%	36	589,554

104	Total	100.00%	88,532	1,067,433,724

Summary of Swap Payments and Receipts
Receipts:
115	Net Swap Receipt Class A-4 Notes	82,786.98
116	Swap Replacements Proceeds	—

117	Total Receipts	82,786.98

Payments
118	Net Swap Payment Class A-4 Notes	—

119	Senior Swap Termination Payment	—
120	Subordinated Swap Termination Payments	—

121	Swap Termination Payment	—

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants
None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
None in the current month